Offerings	May 27, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value
Fee Rate	0.01381%
Offering Note	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. An unspecified aggregate initial offering price and number of the securities of each class is being registered as may from time to time be offered at unspecified prices or be issued on exercise, conversion, or exchange of other securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities. The Registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Offering Note 1.